ADVISORSHARES TRUST

AdvisorShares International Gold ETF

NYSE Arca Ticker: GLDE

AdvisorShares Gold/British Pound ETF

NYSE Arca Ticker: GGBP

AdvisorShares Gold/Euro ETF

NYSE Arca Ticker: GEUR

AdvisorShares Gold/Yen ETF

NYSE Arca Ticker: GYEN

Supplement dated April 9, 2014

to the Prospectuses dated February 12, 2014

This supplement provides new and additional information beyond that contained in the
Prospectuses for the AdvisorShares International Gold ETF, AdvisorShares Gold/British Pound ETF,
AdvisorShares Gold/Euro ETF and AdvisorShares Gold/Yen ETF (collectively, the “Funds”) and should be read in conjunction with the Prospectuses.

The following replaces the second paragraph on the cover page of the Prospectuses:

The shares of the Fund have not been approved or disapproved by the U.S. Securities and Exchange Commission or U.S. Commodity Futures Trading Commission nor has the U.S. Securities and Exchange Commission or U.S. Commodity Futures Trading Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ADVISORSHARES TRUST

AdvisorShares International Gold ETF

NYSE Arca Ticker: GLDE

AdvisorShares Gold/British Pound ETF

NYSE Arca Ticker: GGBP

AdvisorShares Gold/Euro ETF

NYSE Arca Ticker: GEUR

AdvisorShares Gold/Yen ETF

NYSE Arca Ticker: GYEN

Supplement dated April 9, 2014

to the Statement of Additional Information

dated February 12, 2014

This supplement provides new and additional information beyond that contained in the
Statement of Additional Information (the “SAI”) for the AdvisorShares International Gold ETF,
AdvisorShares Gold/British Pound ETF, AdvisorShares Gold/Euro ETF and AdvisorShares Gold/Yen ETF
(collectively, the “Funds”) and should be read in conjunction with the SAI.

Effective April 11, 2014, the creation and redemption cut-off time for each Fund’s creation units is 1:00 p.m., Eastern time, instead of 3:00 p.m., Eastern time. Therefore, the following changes are made to the SAI:

The second and third paragraphs under “Creation and Redemption of Creation Units--Creation--Procedures for Creation of Creation Units” on page 47 are replaced with the following:

All orders to create Creation Units must be placed for one or more Creation Unit size aggregations of 25,000 or more shares. All orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than 1:00 p.m., Eastern Time, three hours earlier than the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern Time) (“Closing Time”), in each case on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of shares of a Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see “Placement of Creation Orders Using Clearing Process” and “Placement of Creation Orders Outside Clearing Process”). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

Orders to create Creation Units of a Fund shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to 1:00 p.m., Eastern time, on the Transmittal Date.

The paragraph under “Creation and Redemption of Creation Units--Creation--Placement of Creation Orders Using the Clearing Process” on page 48 is replaced with the following:

Placement of Creation Orders Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Fund’s transfer agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than 1:00 p.m., Eastern time, on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

The paragraphs under “Creation and Redemption of Creation Units--Creation--Placement of Creation Orders Outside the Clearing Process” on pages 48-49 are replaced with the following:

Placement of Creation Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Trust, the Distributor and the Administrator. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. A Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m., Eastern Time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Administrator through the Federal Reserve wire system in a timely manner so as to be received by the Administrator no later than 2:00 p.m., Eastern Time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than 1:00 p.m., Eastern time, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Administrator does not receive both the requisite Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the particular Fund. The delivery of Creation Units of a Fund so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of the Cash Component plus 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 1:00 p.m., Eastern time, on such date and federal funds in the appropriate amount are deposited with the Administrator by 11:00 a.m., Eastern Time, the following Business Day. If the order is not placed in proper form by 1:00 p.m., Eastern time, or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the investor shall be liable to the Trust for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern Time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a mark to market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Administrator or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. The delivery of Creation Units of a Fund so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

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The paragraph under “Creation and Redemption of Creation Units--Redemptions--Placement of Redemption Orders Using the Clearing Process” on page 50 is replaced with the following:

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Administrator not later than 1:00 p.m., Eastern time, on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of a Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by a Fund after 1:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.

The first and third paragraphs, respectively, under “Creation and Redemption of Creation Units--Redemption--Placement of Redemption Orders Outside the Clearing Process” on page 50-51 are replaced with the following:

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Administrator on the Transmittal Date if (i) such order is received by the Administrator not later than 1:00 p.m., Eastern time, on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite number of shares of a Fund and/or the Cash Redemption Amount specified in such order, which delivery must be made through DTC to the Administrator no later than 11:00 a.m. and 2:00 p.m., respectively, Eastern Time, on the next Business Day following such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Administrator according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Administrator. Therefore, if a redemption order in proper form is submitted to the Administrator by a DTC Participant not later than 1:00 p.m., Eastern time, on the Transmittal Date, and the requisite number of shares of a Fund are delivered to the custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and/or the Cash Redemption Amount to be delivered will be determined by the Administrator on such Transmittal Date. If, however, a redemption order is submitted to the Administrator by a DTC Participant not later than 1:00 p.m., Eastern time, on the Transmittal Date, but either (1) the requisite number of shares of a Fund are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Administrator, i.e., the Business Day on which the shares of the Fund are delivered through DTC to the Administrator by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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